Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth information concerning the compensation of Jeffrey A. Gould, our principal executive officer (“PEO”), and our other named executive officers (i.e., Mitchell Gould, David W. Kalish, Ryan Baltimore (for 2024 only), Isaac Kalish (for 2024 only), Matthew J. Gould (for 2022 and 2023 only) and George Zweier, collectively referred to as the “NEOs”) and our financial and market performance for each indicated year:

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(1) ($)	Average Summary Compensation Table Total for NEOs ($)	Average Compensation Actually Paid to NEOs(2) ($)	Value of Initial Fixed $100 Investment Based On:	Net Income (millions) ($)
					Total Stockholder Return ($)
2024	1,928,027	1,686,779	981,156	609,920	88.05	(9.8)
2023	1,882,891	1,319,498	883,300	563,173	85.67	3.9
2022	1,924,234	1,471,371	918,263	598,520	85.73	50.0

(1)	See Note 6 to the Summary Compensation Table for information regarding the treatment of dividends and dividend equivalents payable on stock and similar awards.
(2)
Represents the amount of “compensation actually paid” to Jeffrey A. Gould, as computed in accordance with SEC requirements. Such amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gould. See table immediately below for a reconciliation showing how “compensation actually paid” was calculated.

(3)
Represents the average amount of “compensation actually paid” to the NEOs as a group as computed in accordance with SEC requirements. Such amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group. See “– Compensation of NEOs.”

In accordance with SEC requirements, the following adjustments were made to Jeffrey A. Gould’s total compensation for the applicable year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($)	Compensation Actually Paid to PEO ($)
2024	1,928,027	(555,486)	314,238	1,686,779
2023	1,882,891	(587,616)	24,223	1,319,498
2022	1,924,234	(672,629)	219,766	1,471,371

The table below sets forth the manner in which Equity Award Adjustments in the immediately preceding table were calculated (see footnotes (1) – (6) below for the assumptions made in the valuations that differ materially from those disclosed as of the grant date of such equity awards:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	359,801(1)	72,238(2)	(117,801)(3)	314,238
2023	386,940(4)	(351,343)(5)	(11,374)	24,223
2022	617,198(6)	(388,124)(7)	(9,308)	219,766

(1)	With respect to the 2024 RSU-AFFO awards, assumes that none of such awards would have vested at year-end 2024.
(2)	With respect to the 2023 and 2022 RSU-AFFO awards, assumes that as of year-end 2024 that none of such awards would vest.
(3)	With respect to the 2021 RSU-AFFO awards which vested in 2024, assumes that as of year-end 2023 100% of such awards would vest, of which 100% actually vested in 2024.
(4)	With respect to the 2023 RSU-AFFO awards, assumes that none of such awards would have vested at year-end 2023.
(5)
With respect to the (A) 2022 RSU-AFFO awards, assumes that as of year-end (i) 2023, none of such awards would have vested and (ii) 2022, 99.65% of such awards would have vested and (B) the 2021 RSU-AFFO awards, assumes that 100% of such awards would have vested at the 2023 and 2022 year-end.

(6)	With respect to 2022 RSU-AFFO awards, assumes that 99.65 % of such awards will vest at year-end 2023.
(7)	With respect to the 2021 RSU-AFFO awards, assumes that 100% of such awards would vest at each of year-end 2023 and 2022.
Compensation of NEOs
In accordance with SEC requirements, the following adjustments were made to average total compensation for the NEOs for each year to determine the “compensation actually paid” to this group:

Year	Average Reported Summary Compensation Table Total for NEOs ($)	Average Reported Value of Equity Awards ($)	Total Average Equity Award Adjustments ($)(1)	Average Compensation Actually Paid to NEOs ($)
2024	981,156	(486,909)	115,673	609,920
2023	883,300	(341,054)	20,927	563,173
2022	918,263	(458,719)	138,976	598,520

(1)
Although the vesting of David Kalish’s restricted stock would accelerate upon his retirement, as he has not retired, and consistent with the disclosure elsewhere in this proxy statement (except as otherwise indicated), we have not accelerated the vesting of such awards.

The table below sets forth the manner in which Average Equity Award Adjustments in the immediately preceding table were calculated:

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2024	178,851	25,855	(89,033)	115,673
2023	268,410	(239,337)	(8,146)	20,927
2022	420,955	(275,059)	(6,920)	138,976

Named Executive Officers, Footnote
The following table sets forth information concerning the compensation of Jeffrey A. Gould, our principal executive officer (“PEO”), and our other named executive officers (i.e., Mitchell Gould, David W. Kalish, Ryan Baltimore (for 2024 only), Isaac Kalish (for 2024 only), Matthew J. Gould (for 2022 and 2023 only) and George Zweier, collectively referred to as the “NEOs”) and our financial and market performance for each indicated year:

PEO Total Compensation Amount	$ 1,928,027	$ 1,882,891	$ 1,924,234
PEO Actually Paid Compensation Amount	$ 1,686,779	1,319,498	1,471,371
Adjustment To PEO Compensation, Footnote
(3)
Represents the average amount of “compensation actually paid” to the NEOs as a group as computed in accordance with SEC requirements. Such amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group. See “– Compensation of NEOs.”

In accordance with SEC requirements, the following adjustments were made to Jeffrey A. Gould’s total compensation for the applicable year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($)	Compensation Actually Paid to PEO ($)
2024	1,928,027	(555,486)	314,238	1,686,779
2023	1,882,891	(587,616)	24,223	1,319,498
2022	1,924,234	(672,629)	219,766	1,471,371

The table below sets forth the manner in which Equity Award Adjustments in the immediately preceding table were calculated (see footnotes (1) – (6) below for the assumptions made in the valuations that differ materially from those disclosed as of the grant date of such equity awards:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	359,801(1)	72,238(2)	(117,801)(3)	314,238
2023	386,940(4)	(351,343)(5)	(11,374)	24,223
2022	617,198(6)	(388,124)(7)	(9,308)	219,766

(1)	With respect to the 2024 RSU-AFFO awards, assumes that none of such awards would have vested at year-end 2024.
(2)	With respect to the 2023 and 2022 RSU-AFFO awards, assumes that as of year-end 2024 that none of such awards would vest.
(3)	With respect to the 2021 RSU-AFFO awards which vested in 2024, assumes that as of year-end 2023 100% of such awards would vest, of which 100% actually vested in 2024.
(4)	With respect to the 2023 RSU-AFFO awards, assumes that none of such awards would have vested at year-end 2023.
(5)
With respect to the (A) 2022 RSU-AFFO awards, assumes that as of year-end (i) 2023, none of such awards would have vested and (ii) 2022, 99.65% of such awards would have vested and (B) the 2021 RSU-AFFO awards, assumes that 100% of such awards would have vested at the 2023 and 2022 year-end.

(6)	With respect to 2022 RSU-AFFO awards, assumes that 99.65 % of such awards will vest at year-end 2023.
(7)	With respect to the 2021 RSU-AFFO awards, assumes that 100% of such awards would vest at each of year-end 2023 and 2022.

Non-PEO NEO Average Total Compensation Amount	$ 981,156	883,300	918,263
Non-PEO NEO Average Compensation Actually Paid Amount	$ 609,920	563,173	598,520
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents the average amount of “compensation actually paid” to the NEOs as a group as computed in accordance with SEC requirements. Such amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group. See “– Compensation of NEOs.”

Compensation of NEOs
In accordance with SEC requirements, the following adjustments were made to average total compensation for the NEOs for each year to determine the “compensation actually paid” to this group:

Year	Average Reported Summary Compensation Table Total for NEOs ($)	Average Reported Value of Equity Awards ($)	Total Average Equity Award Adjustments ($)(1)	Average Compensation Actually Paid to NEOs ($)
2024	981,156	(486,909)	115,673	609,920
2023	883,300	(341,054)	20,927	563,173
2022	918,263	(458,719)	138,976	598,520

(1)
Although the vesting of David Kalish’s restricted stock would accelerate upon his retirement, as he has not retired, and consistent with the disclosure elsewhere in this proxy statement (except as otherwise indicated), we have not accelerated the vesting of such awards.

The table below sets forth the manner in which Average Equity Award Adjustments in the immediately preceding table were calculated:

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2024	178,851	25,855	(89,033)	115,673
2023	268,410	(239,337)	(8,146)	20,927
2022	420,955	(275,059)	(6,920)	138,976

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 88.05	85.67	85.73
Net Income (Loss)	$ (9,800,000)	$ 3,900,000	$ 50,000,000
PEO Name	Jeffrey A. Gould	Jeffrey A. Gould	Jeffrey A. Gould
Equity Awards Adjustments, Footnote
The table below sets forth the manner in which Equity Award Adjustments in the immediately preceding table were calculated (see footnotes (1) – (6) below for the assumptions made in the valuations that differ materially from those disclosed as of the grant date of such equity awards:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	359,801(1)	72,238(2)	(117,801)(3)	314,238
2023	386,940(4)	(351,343)(5)	(11,374)	24,223
2022	617,198(6)	(388,124)(7)	(9,308)	219,766

(1)	With respect to the 2024 RSU-AFFO awards, assumes that none of such awards would have vested at year-end 2024.
(2)	With respect to the 2023 and 2022 RSU-AFFO awards, assumes that as of year-end 2024 that none of such awards would vest.
(3)	With respect to the 2021 RSU-AFFO awards which vested in 2024, assumes that as of year-end 2023 100% of such awards would vest, of which 100% actually vested in 2024.
(4)	With respect to the 2023 RSU-AFFO awards, assumes that none of such awards would have vested at year-end 2023.
(5)
With respect to the (A) 2022 RSU-AFFO awards, assumes that as of year-end (i) 2023, none of such awards would have vested and (ii) 2022, 99.65% of such awards would have vested and (B) the 2021 RSU-AFFO awards, assumes that 100% of such awards would have vested at the 2023 and 2022 year-end.

(6)	With respect to 2022 RSU-AFFO awards, assumes that 99.65 % of such awards will vest at year-end 2023.
(7)	With respect to the 2021 RSU-AFFO awards, assumes that 100% of such awards would vest at each of year-end 2023 and 2022.
The table below sets forth the manner in which Average Equity Award Adjustments in the immediately preceding table were calculated:

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2024	178,851	25,855	(89,033)	115,673
2023	268,410	(239,337)	(8,146)	20,927
2022	420,955	(275,059)	(6,920)	138,976

2024 RSU-AFFO Awards [Member]
Pay vs Performance Disclosure
Vesting percentage assumption as of year-end	0.00%
2023 RSU-AFFO Awards [Member]
Pay vs Performance Disclosure
Vesting percentage assumption as of year-end	0.00%	0.00%
2022 RSU-AFFO Awards [Member]
Pay vs Performance Disclosure
Vesting percentage assumption as of year-end	0.00%	0.00%
Vesting percentage assumption as of prior year-end		99.65%
Vesting percentage assumption as of next year-end			99.65%
2021 RSU-AFFO Awards [Member]
Pay vs Performance Disclosure
Vesting percentage assumption as of year-end		100.00%	100.00%
Vesting percentage assumption as of prior year-end	100.00%	100.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	100.00%
Vesting percentage assumption as of next year-end			100.00%
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (555,486)	$ (587,616)	$ (672,629)
PEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	314,238	24,223	219,766
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	359,801	386,940	617,198
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,238	(351,343)	(388,124)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(117,801)	(11,374)	(9,308)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(486,909)	(341,054)	(458,719)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	115,673	20,927	138,976
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	178,851	268,410	420,955
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,855	(239,337)	(275,059)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (89,033)	$ (8,146)	$ (6,920)